Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%

BRAZIL — 4.7%
B3 SA — Brasil Bolsa Balcao	1,716,400	$6,097,041
MercadoLibre, Inc. *	2,109	3,646,503
NU Holdings Ltd., Class A *	229,821	3,302,528
Petroleo Brasileiro SA - Petrobras ADR	313,912	6,513,674
		19,559,746
CANADA — 2.7%
Brookfield Corp.	77,794	3,148,323
Shopify, Inc., Class A *	40,287	4,778,844
Stella-Jones, Inc.	49,881	3,346,914
		11,274,081
CHINA — 5.8%
Contemporary Amperex Technology Co., Ltd., Class A	117,200	6,954,952
Kweichow Moutai Co., Ltd., Class A	12,200	2,576,796
Midea Group Co., Ltd., Class A	320,200	3,577,310
Tencent Holdings Ltd.	171,800	10,835,835
		23,944,893
DENMARK — 0.6%
Novo Nordisk A/S, B Shares	64,617	2,364,627

FRANCE — 1.1%
Edenred	116,067	2,311,929
Nexans SA	15,460	2,103,160
		4,415,089
GERMANY — 0.3%
Auto1 Group SE *	70,402	1,253,441

ITALY — 2.5%
Poste Italiane SpA	139,225	3,277,183
Ryanair Holdings PLC ADR	119,172	6,888,142
		10,165,325
JAPAN — 4.8%
Chugai Pharmaceutical Co., Ltd.	74,700	4,119,592
Cosmos Pharmaceutical Corp.	64,000	2,757,519
Disco Corp.	8,900	3,627,491
Keyence Corp.	13,300	4,733,568
Kokusai Electric Corp.	75,400	2,549,628
Nippon Paint Holdings Co., Ltd.	325,400	2,040,435
		19,828,233
NETHERLANDS — 1.1%
Adyen NV *	4,634	4,637,941

PERU — 0.9%
Credicorp Ltd.	11,116	3,770,325

POLAND — 0.6%
Dino Polska SA *	283,450	2,561,687

RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SINGAPORE — 1.5%
Sea Ltd. ADR *	32,390	$2,682,216
United Overseas Bank Ltd.	130,100	3,724,211
		6,406,427
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd.	83,682	9,787,563

SWEDEN — 1.6%
Epiroc AB, B Shares	145,252	3,111,525
Skandinaviska Enskilda Banken AB, A Shares	182,467	3,371,789
		6,483,314
SWITZERLAND — 0.9%
Cie Financiere Richemont SA	22,136	3,908,468

TAIWAN — 5.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	386,000	22,324,127

UNITED KINGDOM — 1.6%
Autotrader Group PLC	442,904	2,772,173
Games Workshop Group PLC	17,095	4,041,204
		6,813,377
UNITED STATES — 59.7%
Advanced Drainage Systems, Inc.	24,800	3,400,824
AeroVironment, Inc. *	11,879	2,174,451
Alnylam Pharmaceuticals, Inc. *	8,928	2,954,007
Alphabet, Inc., Class C	47,858	13,728,546
Amazon.com, Inc. *	58,039	12,087,783
AppLovin Corp., Class A *	12,378	4,926,444
AutoZone, Inc. *	1,042	3,519,647
Brunswick Corp.	36,683	2,669,055
CBRE Group, Inc., Class A *	31,184	4,224,185
Cloudflare, Inc., Class A *	11,540	2,381,164
Coinbase Global, Inc., Class A *	12,262	2,141,068
Comfort Systems USA, Inc.	2,872	3,960,459
CoStar Group, Inc. *	66,482	2,681,884
CRH PLC	54,169	5,667,189
Datadog, Inc., Class A *	19,797	2,337,036
Dollar General Corp.	38,188	4,534,061
DoorDash, Inc., Class A *	34,842	5,231,526
Dutch Bros, Inc., Class A *	39,626	2,007,453
Eaton Corp. PLC	7,939	2,839,542
Elevance Health, Inc.	15,243	4,462,388
Enphase Energy, Inc. *	31,702	1,198,653
Ensign Group, Inc. (The)	32,558	6,560,437
EOG Resources, Inc.	40,669	5,879,517
EQT Corp.	57,863	3,682,401
Freeport-McMoRan, Inc.	52,646	3,094,532
Markel Group, Inc. *	2,102	4,023,375
Martin Marietta Materials, Inc.	15,129	8,906,140
Mastercard, Inc., Class A	16,963	8,475,733
Medline, Inc., Class A *	68,787	3,061,021
Medpace Holdings, Inc. *	6,130	2,943,565
Meta Platforms, Inc., Class A	19,684	11,261,807
Microsoft Corp.	32,412	11,997,950
Moody’s Corp.	9,959	4,344,614
MSCI, Inc.	10,317	5,560,966

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Netflix, Inc. *	55,822	$5,367,285
NVIDIA Corp.	129,550	22,593,520
ON Semiconductor Corp. *	56,891	3,522,691
Paycom Software, Inc.	19,217	2,335,634
Philip Morris International, Inc.	24,680	4,080,591
QXO, Inc. *	170,003	3,301,458
Royalty Pharma PLC, Class A	188,213	9,028,578
Samsara, Inc., Class A *	128,429	4,069,915
Service Corp. International	106,387	8,777,991
Spotify Technology SA *	4,734	2,295,564
Texas Instruments, Inc.	20,655	4,009,962
Thermo Fisher Scientific, Inc.	8,715	4,283,684
Tidewater, Inc. *	3,535	295,349
Uber Technologies, Inc. *	48,744	3,506,156
WillScot Holdings Corp.	55,559	964,504
		247,352,305

TOTAL INVESTMENTS — 98.1%
(cost $266,721,989)		$406,850,969
Other assets less liabilities — 1.9%		7,716,136
NET ASSETS — 100.0%		$414,567,105

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$288,617,145	$118,233,824	$0	$406,850,969
Total	$288,617,145	$118,233,824	$0	$406,850,969

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2026 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2026.

See previously submitted notes to the financial statements for the year ended December 31, 2025.